Average Annual Total Returns - Western Asset Ultra-Short Income Fund		Sep. 30, 2020	Sep. 29, 2020
Class A
Average Annual Return:
1 Year	[1],[2]	3.99%
5 Years	[1],[2]	2.33%
10 Years	[1],[2]	2.57%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	[1],[2]		2.77%
5 Years	[1],[2]		1.49%
10 Years	[1],[2]		1.94%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	[1],[2]		2.36%
5 Years	[1],[2]		1.42%
10 Years	[1],[2]		1.72%
Class C
Average Annual Return:
1 Year	[2]	2.19%
5 Years	[2]	1.53%
10 Years	[2]
Since Inception	[2]	1.27%
Inception Date	[2]	Aug. 01, 2012
Class I
Average Annual Return:
1 Year	[2]	4.24%
5 Years	[2]	2.53%
10 Years	[2]	2.74%
Class C1
Average Annual Return:
1 Year	[2]	3.39%
5 Years	[2]	1.76%
10 Years	[2]	2.00%
Class IS
Average Annual Return:
1 Year	[2]	4.45%
5 Years	[2]	2.64%
10 Years	[2]
Since Inception	[2]	2.34%
Inception Date	[2]	Jan. 31, 2014

[1]	Average annual returns for Class A shares do not reflect the initial sales charge of 2.25% that was charged in connection with the purchase of Class A shares prior to September 7, 2018.
[2]	The total returns include gains from the settlement of securities litigation. Without these gains, total returns would have been lower.